BALANCE SHEET COMPONENTS - Inventory, net (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
BALANCE SHEET COMPONENTS
Finished goods		$ 2,935	$ 3,266
Raw materials	$ 366	303	269
Total inventory	2,346	3,238	3,535
Provision for excess and obsolete inventory	$ 227	$ 402	$ 807